Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		1 Months Ended	4 Months Ended	6 Months Ended
	Jan. 14, 2021	Jan. 20, 2021	Dec. 31, 2020	Jun. 30, 2021
Summaryof Significant Accounting Policies Details [Line Items]
Deferred offering costs		$ 15,562,855	$ 137,336
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	900,000		900,000
Cash and cash equivalents			$ 0	$ 14,538
Underwriters’ discount		5,520,000
Deferred underwriters discount		9,660,000
Other offering expenses		382,855
Antidilutive securities excluded from computation of net loss per share				22,000,000
Warrant Liabilities [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Deferred offering costs		603,941
IPO [Member]
Summaryof Significant Accounting Policies Details [Line Items]
Deferred offering costs		$ 14,958,914